Schedule of share capital (Details) (Parenthetical - $ / shares	Mar. 31, 2026	Mar. 31, 2025	Apr. 11, 2024
IfrsStatementLineItems [Line Items]
Issue of ordinary shares	$ 0.0001	$ 0.00001
Alps Life Science Inc [member]
IfrsStatementLineItems [Line Items]
Issue of ordinary shares	$ 0.0001	$ 0.00001	$ 0.00001